EQUITY ANALYSTS INC.
                         REGISTERED INVESTMENT ADVISORS





                            ANALYSTS INVESTMENT TRUST

                               SEMI-ANNUAL REPORT

                                January 31, 2000



                               ANALYSTS STOCK FUND
                           ANALYSTS FIXED INCOME FUND
                             ANALYSTS INTERNET.FUND

                            ANALYSTS INVESTMENT TRUST
                                  ANNUAL REPORT
                               ANALYSTS STOCK FUND
                           ANALYSTS FIXED INCOME FUND
                             ANALYSTS INTERNET.FUND



                                    CONTENTS


                                                                          Page
                                                                          ----
Message from the Fund President/Portfolio Manager                           1


Performance Summary                                                         2


Statements of Assets and Liabilities                                        7


Analysts Stock Fund Schedule of Investments in Securities                   8


Analysts Fixed Income Fund Schedule of Investments in Securities            9


Analysts Internet.Fund Schedule of Investments in Securities               11


Statements of Operations                                                   12


Statements of Changes in Net Assets                                        13


Financial Highlights                                                       14


Notes to Financial Statements                                              16


Trustees and Officers                                                      19

                MESSAGE FROM THE FUND PRESIDENT/PORTFOLIO MANAGER
                -------------------------------------------------

ECONOMIC OUTLOOK
----------------

The international economic crisis that started in Thailand in 1997 has now ended and a world recovery is underway. Economists are predicting growth for Asia for the upcoming year, which will increase demand for goods and services. Oil prices have recovered in response to increasing demand and OPEC's production cuts. The Fed has responded by tightening the Fed Funds rate by 100 basis points since June 1999 and will likely tighten further in the first half of 2000. The U.S. economy appears to be in good shape with low unemployment, steady growth, and stable prices. The Fed is concerned about the tight labor markets and high capacity utilization rates. If the economy grows too fast, shortages will develop in the labor markets and production will not keep up with demand. This could lead to an inflationary environment disrupting financial markets. Long-term interest rates should remain in a range for the next 12 months between 5.75% and 6.75% as the economy slows in response to the Fed tightening. In this stable interest rate and stable price environment stocks should do well although not as well as we have seen in the past several years. Large capitalization stocks are trading at record high levels relative to their earnings per share while medium and small capitalization stocks are trading much lower relative to their earnings per share. I believe the medium and small capitalization stocks should outperform the large capitalization stocks over the next 12 months causing the major indexes to show lower returns than the public has come to expect. This is because large capitalization stocks dominate the major indexes. Therefore my equity outlook is positive, especially for the foreign and small/medium capitalization sectors. In this stable interest rate and stable price environment fixed income investments should do well also. The balanced federal budget will also work to keep interest rates low as the supply of Treasury Bonds decreases. The more federal debt that is retired with budget surpluses the more downward pressure there will be on interest rates. If the government chooses to spend the surplus, whether through more spending or tax cuts, the more likely we will have higher interest rates. If the government can continue fiscal discipline and reduce the national debt, and the Fed can keep prices stable, interest rates should stay stable for the next 12 months.

ANALYSTS STOCK FUND
-------------------

[GRAPH DEPICTED HERE]

The graph depicted here shows the comparison of a $10,000 investment between the Analysts Stock Fund and the Dow Jones World Index for the period August 25, 1993 through January 31, 2000.

                      ANALYSTS       DOW JONES
                       STOCK          WORLD
          DATE          FUND          INDEX
          ----          ----          -----
         Aug-93        1.0649          1.021
         Sep-93      1.079596       0.997721
         Oct-93      1.118893       1.019871
         Nov-93      1.082081       0.955925
         Dec-93      1.134454       0.998177
         Jan-94      1.183462       1.065853
         Feb-94      1.157426       1.049119
         Mar-94      1.097124       1.004427
         Apr-94      1.102281       1.031948
         May-94      1.095998       1.031845
         Jun-94      1.060159       1.029884
         Jul-94      1.098961       1.046877
         Aug-94      1.135226       1.069385
         Sep-94      1.126712       1.050457
         Oct-94      1.136852       1.071151
         Nov-94      1.094334        1.01845
         Dec-94      1.098164        1.02395
         Jan-95      1.097066       1.001218
         Feb-95      1.116045       1.011831
         Mar-95      1.144951       1.057768
         Apr-95      1.170598       1.093309
         May-95      1.202438         1.1014
         Jun-95      1.221437       1.098206
         Jul-95      1.264187       1.148504
         Aug-95      1.264945       1.127027
         Sep-95      1.288853       1.149905
         Oct-95       1.25225       1.132657
         Nov-95      1.289942       1.166863
         Dec-95      1.316128       1.199302
         Jan-96       1.33666       1.221489
         Feb-96       1.34762       1.224054
         Mar-96      1.357593       1.240211
         Apr-96      1.386645       1.270349
         May-96       1.40273        1.26857
         Jun-96      1.398242       1.269966
         Jul-96      1.350701       1.218659
         Aug-96      1.378256        1.23182
         Sep-96      1.413539       1.279861
         Oct-96      1.427957       1.281525
         Nov-96      1.506352       1.349702
         Dec-96      1.507557       1.326218
         Jan-97      1.558362       1.335899
         Feb-97      1.584854        1.35006
         Mar-97      1.562824       1.318468
         Apr-97      1.597832        1.35433
         May-97      1.680439       1.440195
         Jun-97      1.733037        1.50558
         Jul-97      1.830087       1.574385
         Aug-97      1.756884       1.478977
         Sep-97      1.845079       1.556476
         Oct-97      1.746921       1.464021
         Nov-97       1.76439       1.484517
         Dec-97      1.800208       1.497581
         Jan-98       1.81821       1.527832
         Feb-98      1.899847       1.632489
         Mar-98      1.996549       1.698115
         Apr-98      2.000143       1.710171
         May-98       1.95634       1.700936
         Jun-98      1.959275       1.728662
         Jul-98      1.908333       1.721055
         Aug-98      1.661968       1.480796
         Sep-98       1.73177        1.51056
         Oct-98      1.851609        1.65074
         Nov-98      1.946967       1.742026
         Dec-98      2.049182       1.822682
         Jan-99        2.0666       1.857677
         Feb-99      2.040975       1.802504
         Mar-99      2.051179       1.873883
         Apr-99      2.154149       1.957646
         May-99      2.106757       1.885213
         Jun-99        2.2043       1.977589
         Jul-99      2.182037       1.962361
         Aug-99       2.15367       1.964127
         Sep-99      2.123304       1.940165
         Oct-99      2.165133       2.031935
         Nov-99      2.218611       2.103865
         Dec-99      2.419839       2.268177
         Jan-00      2.303687       2.137757

Average Annual Total Return
For the Period Ending 12/31/99
1 Year: 18.09% 5 Year: 17.11%
Since inception (8/25/93): 14.91%

Average Annual Total Return
For the Period Ending 1/31/00
1 Year: 11.47%  5 Years 15.99%
Since Inception (8/25/93): 13.83%

Past performance is not predictive of future results.

Return and principal value of an investment will fluctuate so that an investor's share, when redeemed, may be worth more or less than their original cost.


This report covers the period August 1, 1999 through January 31, 2000. The total return of the Stock Fund from August 1, 1999 through January 31, 2000 was 5.6%. This compares to an 8.9% rate of return for the Dow Jones World-Global Index
(DJWG). Since inception of the Analysts Stock Fund (August 25, 1993), the average annual total return of the Analysts Stock Fund is 13.8% verses 12.5% for the DJWG.

The six-month return of the Analysts Stock Fund was slightly lower than the DJWG. This is because the DJWG has a slightly higher allocation to foreign stocks, which outperformed U.S. stocks, than the Stock Fund. During this period, the Federal Reserve raised interest rates 50 basis points. Stocks rallied from August 1999 through December 1999 with the S&P 500 hitting an all time high of 1469 on December 31. From January 1, 2000 through January 31, 2000 the S&P 500 decreased 5.1% to 1394. That is only 2.7% higher than the value on July 31, 1999. Long-term interest rates have been increasing since August 1999 taking the 30-year Treasury bond from 5.86% in October 1998 to 6.74% in January 2000. I believe the rise in long-term rates is due primarily to the world economic recovery and the Fed tightening money supply. The lower performance of the S&P 500 relative to the most recent periods is primarily because of the Fed tightening. Generally higher interest rates lead to a weaker stock market because of stock pricing models, decreased economic activity, and competition from fixed income products. The Analysts Stock does not attempt to time interest rates movements but instead minimize volatility by maintaining a blended portfolio of large capitalization stocks, small and medium capitalization stocks, value stocks, growth stocks, domestic stocks and foreign stocks. Equity Analysts Inc.'s research shows that this allocation will result in the lowest long-term volatility while maintaining returns commensurate with the Dow Jones World-Global Index. The Analysts Stock Fund will also continue to diversify between all major sectors including basic industries, capital goods, consumer, energy, financial, healthcare, technology, transportation, and utilities. Our research indicates that a steady allocation between these broad groups has provided the highest risk adjusted returns.

ANALYSTS FIXED INCOME FUND
--------------------------

[GRAPH DEPICTED HERE]

The graph depicted here shows the comparison of a $10,000 investment between the Analysts Fixed Income Fund and the Lehman Intermediate T-Bond Index for the period August 25, 1993 through January 31, 2000.

                      ANALYSTS        LEHMAN
                    FIXED INCOME   INTERMEDIATE
          DATE          FUND       T-BOND INDEX
          ----          ----       ------------
         Aug-93        0.9885         1.0034
         Sep-93      0.985139       1.007715
         Oct-93      0.985041       1.009125
         Nov-93      0.969083       1.004181
         Dec-93      0.969858       1.008599
         Jan-94      0.991292       1.018584
         Feb-94      0.978703       1.005444
         Mar-94      0.945427       0.991167
         Apr-94      0.944954       0.984427
         May-94      0.943159       0.985412
         Jun-94      0.925899       0.986003
         Jul-94      0.942287       0.998328
         Aug-94      0.939743       1.001223
         Sep-94      0.922452       0.992713
         Oct-94      0.908154       0.993408
         Nov-94      0.901252       0.988639
         Dec-94      0.908101       0.988244
         Jan-95       0.92926       1.004846
         Feb-95      0.954629       1.024441
         Mar-95      0.957397       1.029665
         Apr-95      0.970801       1.041713
         May-95      1.013807       1.071089
         Jun-95      1.016747       1.078265
         Jul-95      1.014002       1.078265
         Aug-95      1.024041       1.086891
         Sep-95      1.034588       1.093956
         Oct-95       1.04452       1.106318
         Nov-95      1.056532       1.119925
         Dec-95      1.072592       1.131349
         Jan-96       1.08557       1.141305
         Feb-96      1.067007       1.128294
         Mar-96      1.063166       1.122878
         Apr-96      1.057106       1.119397
         May-96       1.05996       1.118949
         Jun-96      1.068651       1.130922
         Jul-96      1.073033       1.134315
         Aug-96      1.075608       1.134768
         Sep-96       1.09142       1.149407
         Oct-96      1.112702       1.168257
         Nov-96      1.136514       1.182393
         Dec-96       1.13856       1.176363
         Jan-97      1.138674       1.180245
         Feb-97      1.148239       1.181661
         Mar-97      1.128719       1.175162
         Apr-97      1.140006       1.188206
         May-97      1.153572       1.197356
         Jun-97      1.168684       1.207653
         Jul-97      1.202225       1.230236
         Aug-97      1.189121       1.225192
         Sep-97      1.214449       1.238792
         Oct-97      1.213477       1.253409
         Nov-97       1.22719       1.256042
         Dec-97      1.243266       1.266592
         Jan-98      1.261293       1.283438
         Feb-98        1.2565       1.281641
         Mar-98      1.257128       1.285742
         Apr-98      1.252603       1.291785
         May-98      1.257112        1.30057
         Jun-98      1.257364       1.309413
         Jul-98      1.253843       1.314651
         Aug-98       1.22187        1.34055
         Sep-98      1.269645       1.373125
         Oct-98        1.2619       1.376009
         Nov-98      1.267453       1.370505
         Dec-98      1.262129       1.376124
         Jan-99      1.265158       1.381353
         Feb-99      1.237578       1.361461
         Mar-99        1.2429       1.370855
         Apr-99       1.26117       1.374968
         May-99       1.25045       1.366168
         Jun-99      1.246074       1.368354
         Jul-99      1.231744       1.369586
         Aug-99      1.222259       1.372599
         Sep-99      1.218593       1.383442
         Oct-99      1.216643       1.384826
         Nov-99      1.189268       1.385795
         Dec-99      1.176662       1.382469
         Jan-00      1.187017       1.378875

Average Annual Total Return
For the Period Ending 12/31/1999
1 Year: -6.79% 5 Year: 5.32%
Since inception (8/25/93):  2.60%

Average Annual Total Return
For the Period Ending 1/31/2000
1 Year: -6.19%  5 Year: 5.02%
Since Inception (8/25/93): 2.70%

Past performance is not predictive of future results.

Return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The total return of the Fixed Income Fund for the period August 1, 1998 through January 31, 2000 was -3.6%. This compares to a 0.7% rate of return for the Lehman Intermediate T-Bond Index (LITB) over the same period. Since inception of the Analysts Fixed Income Fund (August 25, 1993), the average annual return of the Analysts Fixed Income Fund was 2.7% verses 5.13% for the Lehman Intermediate T-Bond Index.

The six-month period ending January 31, 2000 was characterized by rising interest rates. Long-term interest rates have been increasing since August 1999 taking the 30-year Treasury bond from 5.86% in October 1998 to 6.74% in January 2000. Prices of bonds move inversely to interest rates and therefore the prices of bonds have declined during this period. Corporate, CMO's, and foreign bonds declined more than straight U.S. Treasury debt. Since the Analysts Fixed Income Fund is a blend of Government Bonds, Corporate Bonds, Mortgage Backed Securities, Preferred Stocks, Global Bond Funds and Real Estate Investment Trusts, the Fund has underperformed the pure treasury index. The Fund compares favorably to the Dow Jones Industrial Bond Index, which declined 4.5% during this six-month period. The Analysts Fixed Income Fund will continue to remain diversified between corporate debt, foreign debt, mortgage backed debt, preferred stocks, REIT's, and treasury bonds.

ANALYSTS INTERNET.FUND
----------------------

[GRAPH DEPICTED HERE]

The graph depicted here shows the comparison of a $10,000 investment between the Analysts Internet Fund and the Dow Jones World Index for the period May 4, 1999 through January 31, 2000.


                      ANALYSTS     DOW JONES
                      INTERNET       WORLD
          DATE          FUND         INDEX
          ----          ----         -----

         May-99        1.0266          0.925
         Jun-99      1.100926       0.970418
         Jul-99      1.035201       0.824273
         Aug-99      1.029403       0.837379
         Sep-99      1.071094       0.922038
         Oct-99      1.101192       0.976161
         Nov-99      1.267913       1.200288
         Dec-99      1.425641       1.576578
         Jan-00      1.444887       1.484348


Average Annual Total Return
For the Period Ending 12/31/1999
Since Inception (5/4/1999):  70.71%

Average Annual Total Return
For the Period Ended 1/31/2000
1 Year: 44.49%
Since Inception (5/4/1999): 63.57%

Past performance is not predictive of future results.

Return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

This report covers the period August 1, 1999 through January 31, 2000. The total return of the internet.fund from August 1, 1999 through January 31, 2000 was 39.6%. This compares to an 80.1% rate of return for the Dow Jones Internet Composite Index (DJIC) for the same period. Since inception of the internet.fund (May 4, 1999), the total return of the internet.fund is 44.5% verses 48.4% for the DJIC.

The Internet stocks increased from August 1999 through December 1999, then leveled off and moved sideways through the end of January 2000. Internet stocks are characterized by extreme volatility and unusual fundamental valuation measurements as compared to historical stock index measurements such as the S&P
500. This advance in Internet stock prices has occurred despite the Fed rate hikes of 100 basis points. The Analysts internet.fund is invested in a broad range of Internet stocks covering the Internet service providers, networkers, portals, hardware manufacturers, software developers, content providers, financial service providers, e-tailers, and entertainment companies. This diversification and a blended approach of growth and value, large and small capitalization, and foreign and domestic styles have given the internet.fund lower volatility with approximately the same return as the DJIC since inception of the fund.

Because of its narrow focus, the Fund's performance is closely tied to any factors, which may affect Internet companies and, as a result, is more likely to fluctuate than that of a fund, which is invested, in a broader range of companies. The Fund is not a complete investment program.

Lee Manzler
President and Portfolio Manager
August 31, 1999

ANALYSTS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2000



                                               STOCK        FIXED INCOME
                                                FUND            FUND       INTERNET.FUND
                                                ----            ----       -------------

ASSETS

Investment securities, at value              $ 9,166,432    $ 3,757,444    $ 1,622,332
Dividends and interest receivable                  7,214         38,648          2,006
Receivable for investment security sold             --              388           --
Cash                                               9,347         (5,548)         1,157
                                             -----------    -----------    -----------
Total Assets                                   9,182,993      3,790,932      1,625,495

LIABILITIES

Payable for investment security purchased           --             --             --
Management fee payable                            15,762          4,739          4,025
                                             -----------    -----------    -----------
Total Liabilities                                 15,762          4,739          4,025
                                             -----------    -----------    -----------
NET ASSETS                                   $ 9,167,231    $ 3,786,193    $ 1,621,470
                                             ===========    ===========    ===========

Net assets consist of:

Capital shares                               $ 7,326,633    $ 4,313,731    $ 1,277,224
Accumulated undistributed net investment
   income (loss)                                 (29,504)        17,473        (11,498)
Accumulated net realized gains (losses)
   from securities transactions                    6,367       (103,762)            35
Net unrealized appreciation (depreciation)
   on investments                              1,863,735       (441,247)       355,709
                                             -----------    -----------    -----------

NET ASSETS                                   $ 9,167,231    $ 3,786,193    $ 1,621,470
                                             ===========    ===========    ===========

Net asset value, offering price, and
   redemption price per share                $     24.17    $     12.31    $     13.76
                                             ===========    ===========    ===========
Fund shares outstanding                          379,254        307,662        117,831
                                             ===========    ===========    ===========








                 See accompanying notes to financial statements.

ANALYSTS INVESTMENT TRUST
ANALYSTS STOCK FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
January 31, 2000

Common stock:  93.6%

LARGE CAPITALIZATION U.S. STOCKS:           37.6%

       SHARES                                                                      VALUE
       ------                                                                      -----

       5,500           Abbott Laboratories                                   $    179,437
       4,900           Banc One Corporation                                       146,081
       7,300           Cincinnati Financial Corporation                           209,875
       6,600           Dell Computer Corporation *                                254,513
       3,000           Diamonds Trust                                             328,125
       3,800           Intel Corporation                                          375,963
       9,000           Kroger Co. *                                               156,375
      10,000           Office Depot Inc.                                          100,625
      17,400           Oracle Corporation *                                       869,184
       3,000           Proctor & Gamble Corporation                               302,625
       2,100           S&P 500 Depository Trust                                   292,950
       5,395           SBC  Communications Inc.                                   232,659
                                                                            -------------
                       Total (Cost:  $2,730,867)                                3,448,412

SMALL/MEDIUM CAPITALIZATION U.S. STOCKS:  18.2%

       8,200           Airborne Freight Corporation                               158,875
       6,400           Dallas Semiconductor                                       427,600
      18,000           Pomeroy Computer Resources                                 292,500
       3,600           S&P 400 Deposit Receipt                                    285,975
      25,000           Shoe Carnival                                              202,345
       9,500           Speedway Motorsports *                                     299,250
                                                                            -------------
                       Total (Cost:  $1,461,632)                                1,666,545

FOREIGN STOCKS:  35.3%

       8,200           Cadbury Schweppes PLC                                      191,675
       2,500           DaimlerChrysler Corporation                                164,531
      10,000           Elan Corporation                                           300,625
       5,800           Royal Dutch                                                319,363
       3,200           TDK Corporation ADR                                        342,400
       7,500           Vodafone Group PLC ADR                                     420,000
       9,800           WEBS-Italy                                                 229,075
      26,000           WEBS-Japan                                                 399,750
      13,000           WEBS-United Kingdom                                        253,500
       7,600           WPP Group PLC ADR                                          615,600
                                                                            -------------
                       Total (Cost:  $2,301,973)                                3,236,519

NATURAL RESOURCES STOCKS:  2.9%

       9,800           First Industrial Realty (Cost $256,644)              $     263,375
                                                                            -------------

MONEY MARKET MUTUAL FUND:  6.0%

     551,581           Firstar Stellar Treasury Fund                              551,581
                                                                            -------------


TOTAL INVESTMENT SECURITIES AT VALUE (COST:  $7,303,496)  99.6%                 9,166,432

ALL OTHER ASSETS LESS LIABILITIES  0.4%                                               799
                                                                            -------------

NET ASSETS  100%                                                              $ 9,167,231
                                                                             ============

* Non-dividend paying investment.





                 See accompanying notes to financial statements.


ANALYSTS INVESTMENT TRUST
ANALYSTS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
January 31, 2000

Common Stock:  28.7%

Real Estate Investment Trusts:  7.6%

       SHARES                                                                          VALUE
       ------                                                                          -----
       14,00           Carramerica Realty Corporation                           $      30,363
       3,580           Commercial Net Lease                                            36,471
       3,200           First Industrial Realty                                         86,000
       1,599           Health Care Properties                                          40,874
       1,500           Hospitality Properties Trust                                    29,344
       2,350           HRPT Properties                                                 22,031
         235           Senior HSG PPTYS                                                 2,394
       1,650           Simon PPTY Group, Inc.                                          40,734
                                                                                -------------
                       Total (Cost:  $330,655)                                        288,211

Closed End Mutual Funds:  21.1%

      10,900           Dresner RCM GLB STR Income                                      65,400
      15,000           Dreyfus Strategic Government Income                            118,125
      11,700           Duff & Phelps Bond Income                                      147,713
      19,800           Putnam Premier Income Fund                                     118,800
       6,294           Scudder Global High Income Fund                                 29,503
       9,200           Templeton Emerging Markets Income Fund                          87,975
      20,000           Templeton Global Government Fund                               113,750
      20,000           Templeton Global Income Fund                                   118,750
                                                                                -------------
                       Total (Cost:  $1,092,820)                                      800,016
                                                                                -------------
TOTAL COMMON STOCK (COST:  $1,423,475)                                              1,088,227

PREFERRED STOCKS:  6.6%

       2,000           Carolina Power & Light Company                                  48,000
       2,000           Citigroup Cap I PFD                                             47,250
       2,000           Consolidated Edison PFD                                         45,500
       2,000           Unum Corporation MIDS                                           48,375
       3,000           Vornado Realty Trust                                            59,063
                                                                                -------------
TOTAL PREFERRED STOCK (COST:  $274,813)                                               248,188

CORPORATE BONDS:  33.9%

       FACE
       ----

      50,000           DuPont E I De Nemours & Company 9.15%, 4/15/00                  50,264
      46,000           Household Financial 9.625%, 7/15/00                             46,580
       5,000           First Chicago Corporation 11.25%, 2/20/01                        5,196
       5,000           Bankamerica Corporation 8.375%, 3/15/02                          5,094
     100,000           Associates Corporation 6.375%, 7/15/02                          97,664
     100,000           Sony Corporation 6.125%, 3/4/03                                 96,696





               See accompanying notes to financial statements.




                                                                               9




ANALYSTS INVESTMENT TRUST
ANALYSTS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
January 31, 2000

Corporate Bonds:  33.9% (continued)

       FACE
       ----

     100,000           Kentucky Power 6.65% 5/01/03                             $      97,609
      10,000           General Motors Corporation 8.875%, 5/15/03                      10,407
      10,000           Consolidated National Gas Company 5.75%, 8/01/03                 9,387
      50,000           New York Telephone Company 5.625%, 11/01/03                     46,859
      50,000           American Telephone & Telegraph Company 6.75%, 4/1/04            48,813
      50,000           Nationsbank Corporation 7.75%, 8/15/04                          50,113
      10,000           Southwestern Bell 5.75%, 9/1/04                                  9,287
     100,000           Salomon Smith Barney 6.25%, 1/15/05                             93,164
      50,000           Pacific Bell Telephone Company 6.25%, 3/1/05                    47,369
      50,000           U.S. West Communications 6.125%, 11/15/05                       46,546
     150,000           Loews Corporation 6.75%, 12/15/06                              140,046
     100,000           Entergy Corporation 6.45%, 4/1/08                               90,431
     100,000           GE Capital Corporation 8.65%, 5/15/09                          108,249
      30,000           Chemical Banking Corporation 7.5%, 5/15/10                      28,815
      50,000           Citicorp 7.0%, 12/15/10                                         46,534
      50,000           J.P. Morgan 6.610% 12/15/10                                     45,060
      10,000           Caterpillar Inc. Del. 9.375%, 8/15/11                           11,018
      50,000           Aetna Life & Cas Company 6.75%, 9/15/13                         43,052
      10,000           International Business Machines 8.375%, 11/1/19                 10,800
                                                                                -------------
TOTAL CORPORATE BONDS (COST:  $1,350,426)                                           1,285,053

U.S. GOVERNMENT OBLIGATIONS/CD:  2.6%

    100,000            United States Treasury Notes 6.5%, 10/15/06                     98,531
                                                                                -------------
TOTAL U.S. GOVERNMENT OBLIGATIONS/CD (COST:  $99,859)                                  98,531

MORTGAGE BACKED OBLIGATIONS:  7.8%
       1,439           Paine Webber CMO Trust Series 1988-I, 8.6%, 4/1/18               1,468
       2,591           FHLMC REMIC 1991 Trust 1177 Class 1, 6.95%, 1/15/21              2,587
      13,168           FNMA REMIC Series 93-160L, 6.5%, 7/25/22                        12,241
      11,473           FNMA REMIC 1992 Trust G53 Class J, 7.0%, 9/25/22                11,157
      12,000           FNMA 1993 Trust 122 Class L, 6.5%, 1/25/23                      11,009
      20,000           FNMA REMIC 1993 Trust G 10 Class J, 5.0%, 3/25/23               16,377
      20,000           FHLMC REMIC 1993 Trust 1497 Class Q, 7.0%, 4/15/23              18,194
      20,000           FHLMC REMIC 1993 Trust 1602 Class BB, 6.1%, 4/15/23             17,754
      12,000           FHLMC REMIC 1993 Trust 1503 Class H, 7.0%, 5/15/23              10,817
      12,000           FNMA REMIC 1993 Trust 50 Class L, 7.0%, 5/25/23                 11,210
       4,000           FHLMC REMIC 1993 Trust G13 Class D, 6.75%, 6/25/23               3,746
      75,000           First Plust Home Loan TST 1998-3, 7.42%,5/10/21                 66,056
     100,000           EFLOT 1998-2 9.03%, 6/25/24                                     83,910
      30,000           Green Tree Home Improv Loan TST 1997-A, 7.87%, 3/15/28          28,620
                                                                                -------------
TOTAL MORTGAGE BACKED OBLIGATIONS (COST:  $307,910)                                   295,236
MONEY MARKET MUTUAL FUND:  19.6%
     742,209           Firstar Stellar Treasury Fund                                  742,209
                                                                                -------------
TOTAL INVESTMENT SECURITIES AT VALUE (COST:  $4,198,691)  98.5%                     3,757,444

ALL OTHER ASSETS LESS LIABILITIES 0.8%                                                 28,749
                                                                                -------------
NET ASSETS  100%                                                                $   3,786,193
                                                                                =============





                 See accompanying notes to financial statements.



                                                                              10


ANALYSTS INVESTMENT TRUST
ANALYSTS INTERNET.FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
January 31, 2000

COMMON STOCK:  63.1%

Large Capitalization U.S. Stocks:  36.5%

        SHARES                                                                        VALUE
        ------                                                                        -----
         400           Amazon.com *                                             $      25,825
         800           America Online, Inc. *                                          45,550
         138           At Home Corp*                                                    4,975
         500           AT&T                                                            26,375
         400           Banc One Corporation                                            11,925
         430           Citrix Systems *                                                59,018
         540           Dell Computer Corporation *                                     20,824
         480           Donaldson Lufkin                                                22,950
         200           IBM                                                             22,437
         264           Lucent Technologies                                             14,586
         320           Lycos, Inc. *                                                   23,500
         200           Microsoft Corporation *                                         19,575
         620           Mindspring *                                                    16,430
       2,000           Oracle Corporation *                                            99,906
         628           S1 Corp                                                         56,873
         800           Sun Microsystems *                                              62,850
         640           Verio, Inc. *                                                   41,200
         690           Walt Disney Go.com*                                             17,681
                                                                                -------------
                       Total (Cost:  $399,562)                                        592,480

Small/Medium Capitalization U.S. Stocks:  21.2%

       1,350           Audio Highway *                                                 11,390
         660           Barnes & Noble *                                                13,282


         470           Black Box Corporation *                                         27,788
       2,400           Boundless Technologies *                                        29,700
       1,600           Cabletron Systems *                                             41,100
         490           Earthlink *                                                     20,948
       1,000           Excalibur Technologies *                                        22,375
       1,900           Infonautics *                                                   16,389
        1200           Innodata Corporation *                                          11,925
        1200           R.H. Donnelly                                                   21,225
       1,600           Spyglass *                                                      56,600
       2,500           Vocaltech Communications *                                      70,937
                                                                                -------------
                       Total (Cost:  $221,411)                                        343,659

Foreign Stocks:  5.3%

         560           Nortel Networks                                                 53,550
         510           Pacific Internet *                                              32,895
                                                                                -------------
                       Total (Cost:  $45,903)                                          86,445
                                                                                -------------
Total Common Stock (Cost:  $666,876)                                                1,022,584
Money Market Mutual Fund:  37%
     599,748           Firstar Stellar Treasury Fund                                  599,748
                                                                                -------------

Total Investment Securities at Value (Cost:  $1,266,623)  100.1%                    1,622,332

All Other Assets less Liabilities (.1%)                                                  (862)
                                                                                -------------
Net Assets  100%                                                                $   1,621,470
                                                                                =============

*Non-dividend paying investment.





                 See accompanying notes to financial statements.


ANALYSTS INVESTMENT TRUST
STATEMENTS OF OPERATIONS
Six Months ended January 31, 2000
(unaudited)



                                                                                                 FIXED INCOME
                                                                             STOCK FUND              FUND              INTERNET.FUND
                                                                             ----------              ----              -------------
INVESTMENT INCOME:

Dividends                                                                  $    96,051             $ 79,144           $    6,860
Interest                                                                                             66,873
Total Investment Income                                                         96,051              146,017                6,860

EXPENSES:

Management Fee                                                                  91,524               28,637               16,344
                                                                            ----------           ----------             ---------

NET INVESTMENT INCOME (LOSS)                                                     4,527              117,380               (9,484)

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS:

Net realized gains from security transactions                                    6,367             (103,762)                  36
Net change in net unrealized appreciation


                                                                             ---------          -----------            ---------
   (depreciation) on investments                                               480,904             (152,056)             370,034
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS                                                     487,271             (255,818)             370,070
                                                                             ---------          -----------            ---------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS                                                    $ 491,798          $  (138,438)           $ 360,586
                                                                             =========          ===========            =========



                 See accompanying notes to financial statements.



ANALYSTS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
Six Months ended January 31, 2000
(unaudited)

                                                     STOCK FUND                   FIXED INCOME FUND            INTERNET.FUND
                                                     ----------                   -----------------            -------------
                                                1999            2000           1999           2000          1999          2000
                                                ----            ----           ----           ----          ----          ----
FROM OPERATIONS:

Net investment income (loss)                $     6,565    $     4,527    $   253,653    $   117,380    $  (2,013)   $    (9,484)
Net realized gains (losses) from
   security transactions                      1,729,257          6,367         35,047       (103,762)        --               36
Net change in net unrealized appreciation
   (depreciation) on investments               (562,916)       480,904       (354,879)      (152,056)     (14,326)       370,070
                                            -----------    -----------    -----------    -----------    ---------    -----------

Increase (decrease) in net assets from
   operations                                 1,172,906        491,798        (66,179)      (138,438)     (16,339)       360,586

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income                       50,841           --          256,768        119,867         --             --
From capital gains                                 --        1,696,863           --           14,744         --             --
                                            -----------    -----------    -----------    -----------    ---------    -----------

Decrease in net assets from distributions
   to shareholders                               50,841      1,696,863        256,768        134,611         --             --

FROM FUND SHARE TRANSACTIONS:

Proceeds from shares sold                     1,839,261        671,236      1,145,875        293,234      780,232        557,712
Net asset value of shares issued from
   reinvestment of distributions to
   shareholders                                  50,841      1,696,862        230,591        121,015         --             --
Payment for shares redeemed                  (2,223,333)      (966,470)    (1,859,341)      (221,586)     (11,912)       (48,809)
                                            -----------    -----------    -----------    -----------    ---------    -----------

(Decrease) increase from fund share
   transactions                                (333,231)     1,401,628       (482,875)       192,663      768,320        508,903
                                            -----------    -----------    -----------    -----------    ---------    -----------

TOTAL INCREASE (DECREASE) IN NET
   ASSETS                                       788,834        196,563       (805,822)       (80,386)     751,981        869,489

NET ASSETS:

Beginning of period                           8,181,834      8,970,668      4,672,401      3,866,579         --          751,981
                                            -----------    -----------    -----------    -----------    ---------    -----------
End of period                               $ 8,970,668    $ 9,167,231    $ 3,866,579    $ 3,786,193    $ 751,981    $ 1,621,470
                                            ===========    ===========    ===========    ===========    =========    ===========

Accumulated undistributed net
  investment income                         $         0    $         0    $         0    $         0    $       0    $         0
                                            ===========    ===========    ===========    ===========    =========    ===========






                 See accompanying notes to financial statements.


ANALYSTS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS - STOCK FUND
For a Share Outstanding Throughout the Years ended July 31, 1999, 1998, 1997, and 1996 and for the six months ended January 31, 2000
                                                            2000            1999          1998          1997          1996
                                                            ----            ----          ----          ----          ----

Net asset value, beginning of period                   $      28.41   $     24.99   $     24.18   $     18.28   $     17.87
Income from investment operations:
    Net investment income                                       .01           .02           .09           .32           .34
    Net realized and unrealized gains on securities             .43          3.56           .93          6.06           .81
Total from investment operations                                .44          3.58          1.02          6.38          1.15

Less distributions:
    Dividends from net investment income                        .00          (.16)         (.06)         (.35)         (.31)
    Dividends from capital gains                              (4.68)      --               (.15)         (.13)         (.43)
                                                          ---------     ---------     ---------     ---------     ---------

Total distributions                                           (4.68)         (.16)         (.21)         (.48)         (.74)
                                                          ---------     ---------     ---------     ---------     ---------

Net asset value, end of period                         $      24.17   $     28.41   $     24.99   $     24.18   $     18.28
                                                       ============  ============  ============  ============  ============

Total return                                                   5.58%        14.36%         4.25%        35.47%         6.84%
                                                               ====         =====          ====         =====          ====

Ratios/Supplemental Data:
Net assets, end of period (thousands)                  $      9,167   $     8,971   $     8,182     $   6,388     $   3,642
Ratio of expenses to average net assets                        2.00%         2.00%         2.00%         2.00%         2.00%
Ratio of net investment income to average net assets            .00           .08%          .37%         1.54%         1.89%
Portfolio turnover rate                                        0.00%        89.30%         5.47%         5.11%         6.19%




ANALYSTS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS - FIXED INCOME FUND
For a Share Outstanding Throughout the Years ended July 31, 1999, 1998, 1997, and 1996 and the six months ended January 31, 2000

                                                             2000          1999         1998         1997         1996
                                                             ----          ----         ----         ----         ----

Net asset value, beginning of period                   $    13.24    $    14.27    $    14.43    $    13.62    $    13.57
Income from investment operations:
    Net investment income                                     .40           .78           .80           .79           .78
    Net realized and unrealized gains on securities          (.93)        (1.03)         (.18)          .78           .01
                                                          -------     ---------     ---------     ---------     ---------
Total from investment operations                             2.14          (.25)          .62          1.57           .79

Less distributions from net investment income                (.40)         (.78)         (.78)         (.76)         (.74)

Net asset value, end of period                         $    12.31    $    13.24    $    14.27    $    14.43    $    13.62
                                                          =======     =========     =========     =========     =========

Total return                                                (3.63%)       (1.77%)        4.30%        12.05%         5.84%
                                                          =======     =========     =========     =========     =========

Ratios/Supplemental Data:
Net assets, end of period (thousands)                  $    3,786    $    3,867    $    4,672    $    4,025    $    2,319
Ratio of expenses to average net assets                      1.5%          1.50%         1.50%         1.50%         1.50%
Ratio of net investment income to average net assets         3.12%         5.57%         5.50%         5.63%         5.65%
Portfolio turnover rate                                      2.63%         9.70%         9.91%         0.97%        22.34%



                 See accompanying notes to financial statements.


ANALYSTS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS - INTERNET.FUND
For a Share Outstanding Through the Period from Inception (May 4, 1999) through
July 31, 1999 And for the six months ended January 31, 2000

                                                                    2000           1999
                                                                    ----           ----

Net asset value, beginning of period                               $ 9.86          $ 9.52
Income from investment operations:
    Net investment loss                                              (.10)           (.04)
    Net realized and unrealized gains on securities                  4.00             .38
                                                                  -------          ------
Total from investment operations                                     4.10             .34
                                                                  -------          ------

Net asset value, end of period                                    $ 13.76          $ 9.86
                                                                  =======          ======

Total return                                                        34.69%          14.77%*
                                                                  =======          ======

Ratios/Supplemental Data:
Net assets, end of period (thousands)                             $ 1,621        $    752
Ratio of expenses to average net assets                              3.00%           3.00%
Ratio of net investment loss to average net assets                    .01%          (1.68)%
Portfolio turnover rate                                              0.00%           0.00%


*Annualized




                See accompanying notes to financial statements.

ANALYSTS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS

1.      SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

        Analysts Investment Trust (Trust) is registered under the Investment Advisers Act of 1940, as amended, as a no-load, diversified, open end management investment company. The Trust was established as an Ohio Business Trust under a Declaration of Trust dated May 28, 1993. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of the Analysts Stock Fund (Stock Fund), Analysts Fixed Income Fund (Fixed Income Fund), and the Analysts internet.fund (internet.fund) (The Funds). The Stock Fund's investment objective is to provide long term capital appreciation. The Fixed Income Fund's investment objective is to provide a high level of income over the long term consistent with preservation of capital. The internet.fund's objective is to provide long term growth through capital appreciation. The following is a summary of the significant accounting policies of the Trust:

        Securities valuation - Equity securities, options and commodities listed on exchanges or on the NASDAQ are valued at the last sale price as of the close of business on the day the securities are being valued. Lacking a last sale price, a security is generally valued at its last bid price, except when, in Equity Analysts Inc.'s (The Advisor) opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees. Fixed income securities (including mortgage related and asset backed and receivable backed securities) may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Repurchase agreements are valued at cost which approximates fair value. It is the policy of the Funds that their custodian take possession of the underlying collateral securities. Collateral is marked to market daily to ensure that the fair value of the underlying assets equals or exceeds the value of the seller's repurchase obligation. In the event of a bankruptcy or another default of the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying securities and losses. The loss would equal the amount by which the carrying value of the repurchase agreement(s) exceeded the proceeds received in liquidation of the underlying collateral securities. To minimize the possibility of loss, the Funds enter into repurchase agreements only with institutions deemed to be creditworthy by the Advisor, including the bank that serves as custodian for the Funds.

        OPTIONS ACCOUNTING PRINCIPLES - When a put or call option is written, an amount equal to the premium received is recorded as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written at which time an unrealized gain or loss is recognized. The current fair value of a traded option contract is the last sale price or, in the absence of a last sale price, the mean between the last bid and ask price, or in the absence of either of these two prices, fair value as determined in good faith by the Board of Trustees. When a written option contract expires or is terminated (closing purchase transaction), a realized gain (or realized loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) is recorded without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised by the holder, a gain or loss from the underlying security is realized and the proceeds from such a sale are increased by the premium originally received. When a put or call option is written, the Funds must maintain a margin account with its custodian or the broker with a maintenance margin determined on a daily basis as the value of the underlying investment fluctuates.

        SHARE VALUATION - The net asset value per share is calculated daily by dividing the total value of each Fund's investments and other assets, less liabilities, by the total number of shares outstanding.

        INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Distributions to shareholders arising from net investment income are declared and it is the intention that such distributions be paid quarterly. Net realized capital gains, if any, are distributed to shareholders at least once per year.

ANALYSTS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS



1.      SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

        SECURITY TRANSACTIONS - Security transactions are accounted for on a trade date basis, which is the date the order to buy or sell is executed. Securities sold are valued on a specific identification basis.

        USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires the Advisor to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. The Advisor believes that the estimates utilized in preparing these financial statements are reasonable and prudent. Actual results could differ from these estimates.

        FEDERAL INCOME TAXES - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (but not its shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is made. In order to avoid imposition of the excise tax created by the Tax Reform Act of 1986 as amended by the Revenue Act of 1987, it is each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its realized capital gains (earned during the twelve months ended October 31 of the calendar year) plus undistributed amounts from prior years.

2.      INVESTMENT TRANSACTIONS

        Investment transactions in the Stock Fund and the Fixed Income Fund for the year ended January 31, 2000 and in the internet.fund for the period from inception (May 4, 1999) through January 31, 2000, are as follows:



                                                                                FIXED
                                                        STOCK FUND           INCOME FUND         INTERNET.FUND
                                                        ----------           -----------         -------------

        Purchase of investment securities               $ 7,035,088          $ 399,230             $ 600,553
        Proceeds from sales and maturities
          of investment securities                        6,433,364            898,681                  -

        The table above includes U.S. Government Securities of $731,125 sold by the Fixed Income Fund. There were no sales of U.S. Government Securities by either the Stock Fund or the internet.fund during the year. There were no purchases of U.S. Government Securities by any of the funds in fiscal 1999.

3.      TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

        The President and Treasurer, and the Vice President and Secretary of the Trust are shareholders and employees of Equity Analysts, Inc., registered investment advisor to the Trust. In addition, each of these individuals is a shareholder of the Funds. Each Fund's investments are managed by the Advisor under the terms of a Management Agreement.

        Under the Management Agreement, the Advisor pays all of the expenses of the Funds except brokerage, taxes, interest and extraordinary expenses. As compensation for investment advisory services and the Advisor's agreement to pay the above Fund expenses, each Fund pays the Advisor a fee, computed and accrued daily, based upon the following rates:



                                                                       FIXED
             AVERAGE DAILY ASSETS                  STOCK FUND       INCOME FUND     INTERNET.FUND
             --------------------                  ----------       -----------     -------------

        Up to and including $20 million             2.00%             1.50%             3.00%
        From $20 million to $40 million             1.75%             1.25%             2.75%
        From $40 million to $100 million            1.50%             1.00%             2.50%
        Above $100 million                           .75%              .75%             2.25%


ANALYSTS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS

4.      FUND SHARE TRANSACTIONS

Proceeds and payments on shares of the Funds as shown in the Statements of Changes in Net Assets are the result of the following share transactions:





                                                                     FIXED           INTERNET.
                                                  STOCK FUND       INCOME FUND          FUND
                                                  ----------       -----------          ----
        Shares sold                                 26,591           23,267            45,826
        Shares issued from reinvestment
           of distributions                         76,164            9,640               -
        Shares redeemed                            (39,232)         (17,223)           (4,267)
                                                   -------          -------            ------
        Net (decrease) increase                     63,523           15,684            41,559
        Shares at beginning of period              315,731          291,978            76,272
                                                   -------          -------            ------
        Shares at end of period                    379,254          307,662           117,831
                                                   =======          =======           =======



5.      SECURITY TRANSACTIONS

        For Federal income tax purposes, the cost of investments owned at January 31, 2000 was the same as identified cost. At January 31, 2000, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) by Fund was as follows:



                                          GROSS               GROSS              NET APPRECIATION
                                      APPRECIATION        DEPRECIATION            (DEPRECIATION)
                                      ------------        ------------            --------------
           Stock Fund                  $ 1,575,765           $ (192,934)          $ 1,382,831
           Fixed Income Fund                48,778             (337,969)             (289,191)
           internet.fund                    31,901              (46,227)              (14,326)

                              TRUSTEES AND OFFICERS


David Lee Manzler Jr.
President, Treasurer & Trustee

David L. Manzler Sr.
Vice President, Secretary & Trustee

Walter E. Bowles, III
Trustee

Robert W. Buechner
Trustee

Anthony J. Schement
Trustee

James Todd
Trustee


--------------------------------------------------------------------------------

INVESTMENT ADVISOR
Equity Analysts Inc.
9200 Montgomery Road
Suite 13A
Cincinnati, OH 45242
513-792-5400
513-984-2411 (Fax)


CUSTODIAN
Star Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202


GENERAL COUNSEL
Brown, Cummins & Brown Co. LPA
441 Vine Street
3500 Carew Tower
Cincinnati, OH  45202


AUDITORS
Berge & Company LTD
20 West 9th Street
Cincinnati, OH 45202